Schedule of Investments (unaudited) October 31, 2019	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Air China Ltd., Class H	12,806,000	$11,339,250

Automobiles — 1.1%
BYD Co. Ltd., Class H(a)	5,180,000	24,387,512
Guangzhou Automobile Group Co. Ltd., Class H	23,262,800	23,299,307

		47,686,819

Banks — 29.5%
Agricultural Bank of China Ltd., Class H	230,761,000	95,099,076
Bank of China Ltd., Class H	483,964,000	198,211,776
Bank of Communications Co. Ltd., Class H	54,624,200	37,356,075
China CITIC Bank Corp. Ltd., Class H	69,916,000	40,588,157
China Construction Bank Corp., Class H	503,807,320	405,606,771
China Everbright Bank Co. Ltd., Class H	23,273,000	10,719,411
China Merchants Bank Co. Ltd., Class H	28,409,438	135,926,857
China Minsheng Banking Corp. Ltd., Class H	47,843,600	33,512,557
Industrial & Commercial Bank of China Ltd., Class H	417,885,995	300,710,287
Postal Savings Bank of China Co. Ltd., Class H(b)	70,333,000	45,137,603

		1,302,868,570

Capital Markets — 1.4%
CITIC Securities Co. Ltd., Class H	17,104,000	31,512,020
CSC Financial Co. Ltd., Class H(b)	6,775,000	4,711,044
Guotai Junan Securities Co. Ltd., Class H(b)	5,668,200	8,678,363
Huatai Securities Co. Ltd., Class H(a)(b)	12,905,200	19,231,756

		64,133,183

Construction & Engineering — 1.3%
China Communications Construction Co. Ltd., Class H	33,238,000	25,317,486
China Railway Construction Corp. Ltd., Class H	14,170,000	15,512,025
China Railway Group Ltd., Class H	28,714,000	17,328,709

		58,158,220

Construction Materials — 1.2%
Anhui Conch Cement Co. Ltd., Class H	8,881,000	53,199,657

Diversified Telecommunication Services — 3.7%
China Telecom Corp. Ltd., Class H	104,198,000	44,403,501
China Tower Corp. Ltd., Class H(b)	350,300,000	77,321,025
China Unicom Hong Kong Ltd.	44,400,000	44,016,485

		165,741,011

Gas Utilities — 1.5%
China Gas Holdings Ltd.	15,570,800	66,453,584

Hotels, Restaurants & Leisure — 0.3%
Haidilao International Holding Ltd.(b)	2,678,000	12,983,911

Industrial Conglomerates — 1.1%
CITIC Ltd.	36,842,000	48,416,321

Insurance — 15.3%
China Life Insurance Co. Ltd., Class H	55,862,000	145,397,859
China Pacific Insurance Group Co. Ltd., Class H(a)	19,374,200	70,449,839
New China Life Insurance Co. Ltd., Class H	6,549,800	25,529,988
People’s Insurance Co. Group of China Ltd. (The), Class H	61,572,000	26,002,950
PICC Property & Casualty Co. Ltd., Class H	50,511,550	64,124,669
Ping An Insurance Group Co. of China Ltd., Class H	29,922,000	346,456,422

		677,961,727

Interactive Media & Services — 8.3%
Tencent Holdings Ltd.	8,992,400	368,062,304

Security	Shares	Value

Internet & Direct Marketing Retail — 5.8%
Meituan Dianping, Class B(c)	21,357,000	$255,187,498

Machinery — 0.5%
CRRC Corp. Ltd., Class H	30,220,450	20,242,847

Oil, Gas & Consumable Fuels — 9.2%
China Petroleum & Chemical Corp., Class H	191,532,600	109,968,065
China Shenhua Energy Co. Ltd., Class H	25,513,500	51,888,333
CNOOC Ltd.	111,295,000	166,991,490
PetroChina Co. Ltd., Class H	156,206,000	76,730,814

		405,578,702

Real Estate Management & Development — 8.8%
China Evergrande Group(a)	16,140,000	39,414,573
China Overseas Land & Investment Ltd.	28,788,000	91,090,805
China Resources Land Ltd.	20,083,333	85,712,325
China Vanke Co. Ltd., Class H	11,845,900	43,301,611
Country Garden Holdings Co. Ltd.	55,216,000	76,930,569
Longfor Group Holdings Ltd.(b)	12,208,500	50,779,833

		387,229,716

Technology Hardware, Storage & Peripherals — 1.8%
Xiaomi Corp., Class B(a)(b)(c)	68,525,400	77,813,142

Textiles, Apparel & Luxury Goods — 3.7%
ANTA Sports Products Ltd.	8,975,000	87,944,167
Shenzhou International Group Holdings Ltd.	5,390,000	74,684,410

		162,628,577

Wireless Telecommunication Services — 5.1%
China Mobile Ltd.	27,601,000	224,676,091

Total Common Stocks — 99.8% (Cost: $4,536,788,863)		4,410,361,130

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	74,350,768	74,387,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	2,591,000	2,591,000

		76,978,944

Total Short-Term Investments — 1.7% (Cost: $76,945,095)		76,978,944

Total Investments in Securities — 101.5% (Cost: $4,613,733,958)		4,487,340,074

Other Assets, Less Liabilities — (1.5)%		(67,910,145)

Net Assets — 100.0%		$4,419,429,929

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	250,043,383	(175,692,615)	74,350,768	$74,387,944	$550,684	(a)	$19,897	$(13,725)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,911,000	(320,000)	2,591,000	2,591,000	11,840		—	—

				$76,978,944	$562,524		$19,897	$(13,725)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng China Enterprises Index	129	11/28/19	$8,703	$21,449

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,410,361,130	$—	$—	$4,410,361,130
Money Market Funds	76,978,944	—	—	76,978,944

	$4,487,340,074	$—	$—	$4,487,340,074

Derivative financial instruments(a)
Assets
Futures Contracts	$21,449	$—	$—	$21,449

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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